Schedule of property, plant and equipment (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	kr 890,443	kr 923,944
Property, plant and equipment, ending balance	797,458	890,443
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance
Property, plant and equipment, ending balance	2,279
Electric and self driving vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	645,346	701,986
Property, plant and equipment, ending balance	553,216	645,346
Other equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	49,834	52,387
Property, plant and equipment, ending balance	49,061	49,834
Work in progres [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	195,263	169,571
Property, plant and equipment, ending balance	192,902	195,263
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	1,094,436	996,341
Additions	164,581	138,718
Reclassifications from work in progress
Reclassification to other receivables		(12,193)
Disposals	(67,433)	(49,135)
Subsidies received		(24,061)
Foreign currency translation adjustments	(99,101)	44,766
Property, plant and equipment, ending balance	1,092,483	1,094,436
Gross carrying amount [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance
Additions	2,279
Reclassifications from work in progress
Reclassification to other receivables
Disposals
Subsidies received
Foreign currency translation adjustments
Property, plant and equipment, ending balance	2,279
Gross carrying amount [member] | Electric and self driving vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	823,261	763,925
Additions	22,227	(37,310)
Reclassifications from work in progress	86,122	87,853
Reclassification to other receivables
Disposals	(46,315)
Subsidies received		(22,061)
Foreign currency translation adjustments	(77,217)	30,854
Property, plant and equipment, ending balance	808,078	823,261
Gross carrying amount [member] | Other equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	75,912	62,845
Additions	4,485	2,328
Reclassifications from work in progress	19,529	13,775
Reclassification to other receivables
Disposals	(4,973)	(3,297)
Subsidies received		(2,000)
Foreign currency translation adjustments	(5,730)	2,261
Property, plant and equipment, ending balance	89,224	75,912
Gross carrying amount [member] | Work in progres [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	195,263	169,571
Additions	135,590	173,700
Reclassifications from work in progress	(105,651)	(101,628)
Reclassification to other receivables		(12,193)
Disposals	(16,145)	(45,838)
Subsidies received
Foreign currency translation adjustments	(16,154)	11,651
Property, plant and equipment, ending balance	192,902	195,263
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	(203,993)	(72,397)
Depreciation	(127,545)	(128,056)
Reversal of impairment on disposals	12,461	1,148
Foreign currency translation adjustments	24,052	(4,688)
Property, plant and equipment, ending balance	(295,025)	(203,993)
Accumulated depreciation, amortisation and impairment [member] | Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance
Depreciation
Reversal of impairment on disposals
Foreign currency translation adjustments
Property, plant and equipment, ending balance
Accumulated depreciation, amortisation and impairment [member] | Electric and self driving vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	(177,915)	(61,939)
Depreciation	(109,711)	(111,797)
Reversal of impairment on disposals	10,603
Foreign currency translation adjustments	22,161	(4,179)
Property, plant and equipment, ending balance	(254,862)	(177,915)
Accumulated depreciation, amortisation and impairment [member] | Other equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance	(26,078)	(10,458)
Depreciation	(17,834)	(16,259)
Reversal of impairment on disposals	1,858	1,148
Foreign currency translation adjustments	1,891	(509)
Property, plant and equipment, ending balance	(40,163)	(26,078)
Accumulated depreciation, amortisation and impairment [member] | Work in progres [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning balance
Depreciation
Reversal of impairment on disposals
Foreign currency translation adjustments
Property, plant and equipment, ending balance